Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Net earned premiums	$ 0.2	$ 0.3	$ 0.5
Net investment income	0.4	1.3	1.3
Net realized (losses) gains on investments	0.0	(1.1)	0.2
Amortization of deferred gains on disposal of businesses	0.2	0.2	0.2
Total revenues	0.8	0.7	2.2
Benefits, losses and expenses
Policyholder benefits	0.1	0.5	0.2
Underwriting, general and administrative expenses	0.5	1.0	0.5
Total benefits, losses and expenses	0.6	1.5	0.7
Income (loss) before (benefit) provision for income taxes	0.2	(0.8)	1.5
(Benefit) provision for income taxes	0.0	(0.2)	0.3
Net income (loss)	$ 0.2	$ (0.6)	$ 1.2